	2ndVote Society Defended ETF
	Schedule of Investments
	September 30, 2021 (Unaudited)
		Shares	Value

	COMMON STOCKS - 98.0%
	Ireland - 1.8%
	Health Care Equipment & Supplies - 1.8%
	Medtronic PLC - ADR	3,161	$396,232

	Netherlands - 1.7%
	Chemicals - 1.7%
	LyondellBasell Industries NV - ADR Class A	4,051	380,186

	Switzerland - 1.8%
	Insurance - 1.8%
	Chubb, Ltd. - ADR	2,244	389,289

	United States - 92.7%
	Aerospace & Defense - 3.9%
	L3Harris Technologies, Inc.	1,951	429,688
	Raytheon Technologies Corp.	5,130	440,975
	Total Aerospace & Defence		870,663
	Biotechnology - 5.6%
	AbbVie, Inc.	5,051	544,851
	Regeneron Pharmaceuticals, Inc. (a)	1,165	705,035
	Total Biotechnology		1,249,886
	Capital Markets - 8.9%
	Bank of New York Mellon Corp.	8,586	445,099
	BlackRock, Inc.	732	613,899
	Goldman Sachs Group, Inc.	2,441	922,771
	Total Capital Markets		1,981,769
	Electronic Equipment, Instruments & Components - 4.4%
	II-VI, Inc. (a)	9,233	548,071
	Zebra Technologies Corp. - Class A (a)	852	439,138
	Total Electronic Equipment, Instruments & Components		987,209
	Food & Staples Retailing - 4.0%
	Costco Wholesale Corp.	1,986	892,409
	Health Care Equipment & Supplies - 2.0%
	Stryker Corp.	1,655	436,457
	Health Care Providers & Services - 3.8%
	CVS Health Corp.	5,024	426,337
	UnitedHealth Group, Inc.	1,096	428,251
	Total Health Care Providers & Services		854,588
	Hotels, Restaurants & Leisure - 3.0%
	Chipotle Mexican Grill, Inc. (a)	368	668,847
	Household Durables - 2.9%
	iRobot Corp. (a)	3,731	292,883
	PulteGroup, Inc.	7,642	350,921
	Total Household Durables		643,804
	Industrial Conglomerates - 4.0%
	Honeywell International, Inc.	4,195	890,515
	Machinery - 3.7%
	Caterpillar, Inc.	1,919	368,390
	Xylem Inc/NY	3,628	448,711
	Total Machinery		817,101
	Media - 6.0%
	Discovery, Inc. - Class C (a)	24,069	584,155
	Fox Corp. - Class A	18,873	756,996
	Total Media		1,341,151
	Metals & Mining - 1.5%
	Steel Dynamics, Inc.	5,715	334,213
	Multi-Utilities - 2.0%
	Dominion Energy, Inc.	6,097	445,203
	Oil, Gas & Consumable Fuels - 4.7%
	Diamondback Energy, Inc.	5,713	540,850
	EOG Resources, Inc.	6,221	499,359
	Total Oil, Gas & Consumable Fuels		1,040,209
	Real Estate Investment Trusts (REITs) - 3.0%
	Equinix, Inc.	408	322,373
	Regency Centers Corp.	5,198	349,982
	Total Real Estate Investment Trusts (REITs)		672,355
	Semiconductors & Semiconductor Equipment - 6.8%
	Lam Research Corp.	1,072	610,129
	Texas Instruments, Inc.	4,725	908,192
	Total Semiconductors & Semiconductor Equipment		1,518,321
	Software - 13.0%
	Adobe, Inc. (a)	1,065	613,142
	Fortinet, Inc. (a)	2,447	714,622
	Oracle Corp.	7,854	684,319
	ServiceNow, Inc. (a)	1,405	874,289
	Total Software		2,886,372
	Specialty Retail - 7.6%
	AutoNation, Inc. (a)	3,951	481,074
	Best Buy Co, Inc.	2,981	315,121
	O’Reilly Automotive, Inc. (a)	1,451	886,648
	Total Specialty Retail		1,682,843
	Tobacco - 1.9%
	Philip Morris International, Inc.	4,551	431,389
	Total United States		20,645,304
	TOTAL COMMON STOCKS (Cost $20,743,599)		21,811,011

	SHORT-TERM INVESTMENTS - 2.0%
	Money Market Funds - 2.0%
	First American Government Obligations Fund - Class X, 0.03% (b)	447,380	447,380
	First American Treasury Obligations Fund - Class X, 0.01% (b)	348	348
	Total Money Market Funds		447,728
	TOTAL SHORT TERM INVESTMENTS (Cost $447,728)		447,728

	Total Investments (Cost $21,191,327) - 100.0%		22,258,739
	Other Assets in Excess of Liabilities - 0.0%		6,195
	TOTAL NET ASSETS - 100.0%		$22,264,934

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate quote is the annualized seven-day yield at September 30, 2021.

	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive
	property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service
	mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing
	business as U.S. Bank Global Fund Services (“Fund Services”).